Investment Objectives and Goals	Apr. 28, 2026
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (the “Real Estate Fund”)
Objective, Primary [Text Block]	Investment Objective: The Real Estate Fund seeks to provide current income and growth of capital.
SPIRIT OF AMERICA LARGE CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	SPIRIT OF AMERICA LARGE CAP VALUE FUND (the “Value Fund”)
Objective, Primary [Text Block]	Investment Objective: The Value Fund seeks to provide capital appreciation with a secondary objective of current income.
Spirit of America Municipal Tax Free Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND (the “Municipal Tax Free Bond Fund”)
Objective, Primary [Text Block]	Investment Objective: The Municipal Tax Free Bond Fund seeks to provide high current income that is exempt from federal income tax, including alternative minimum tax.
Spirit of America Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SPIRIT OF AMERICA INCOME FUND (the “Income Fund”)
Objective, Primary [Text Block]	Investment Objective: The Income Fund seeks to provide high current income.
Spirit of America Utilities Fund
Prospectus [Line Items]
Risk/Return [Heading]	SPIRIT OF AMERICA UTILITIES FUND (the “Utilities Fund”)
Objective, Primary [Text Block]	Investment Objective: The investment objective of the Utilities Fund is to provide investors current income and capital appreciation.